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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21654


                      Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer Floating Rate Trust

         SCHEDULE OF INVESTMENTS 8/31/05 (unaudited)

Principal
Amount
USD ($)                                                       Value

         SENIOR SECURED FLOATING RATE LOAN INTERESTS  -
              140.5 % of net assets
         Aerospace & Defense - 5.2%
3,482,500American Airlines, Inc., Term Loan, 12/17/10        $        3,571,739
520,674  DeCrane Aircraft Holdings, Inc., Term Loan B, 6/30/
521,976
2,628,366DeCrane Aircraft Holdings, Inc., Term Loan D, 6/30/           2,634,936
4,987,500DynCorp International LLC (DiFinance), Term Loan, 2           5,057,116
1,476,316Hunter Defense Holdings, Inc., Term Loan B, 3/10/11           1,492,924
2,970,000Northwest Airlines Corp., Tranche B Term Loan, 11/2           2,943,270
4,952,188United Airlines, Inc., DIP, Tranche B Term Loan, 12           5,007,900
3,000,000Vought Aircraft Industries, Inc., Tranche B L/C Dep           3,053,124
                                                             $      24,282,985
         Broadcasting - 1.8%
2,500,000Enterprise NewsMedia, LLC, Term Loan, 6/30/12       $        2,503,438
985,038  NEP Supershooters, L.P., First Lien Term Loan A, 2/           1,003,815
1,492,500NEP Supershooters, L.P., First Lien Term Loan B, 1/           1,520,952
500,000  TDF SA, Facility B Loan, 3/11/13 (EURO)
622,484
500,000  TDF SA, Facility D Loan, 3/11/15 (EURO)
625,684
2,000,000Young Broadcasting, Inc., Term Loan B, 11/3/12                2,021,666
                                                             $        8,298,039
         Cable - 13.5%
2,994,976Adelphia Communications, Tranche B DIP Term Loan, 3 $        3,002,463
6,500,000Century Cable Holdings, LLC, Discretionary Term Loa           6,460,187
2,000,000Century Cable Holdings, LLC, Term Loan, 6/30/09               1,988,750
11,862,665Charter Communications Operating, LLC, Tranche B Te        11,916,154
3,000,000Iesy Hessen GmbH & Co. KG, Facility B Loan, 2/14/13           3,705,296
6,000,000Iesy Hessen GmbH & Co. KG, Facility C Loan, 2/14/14           7,433,651
4,005,000Knology, Inc., Second Lien Term Loan, 6/29/11                 3,924,900
9,000,000NTL Investment Holdings, Ltd., Sub-Tranche B2 Loan,           9,077,247
5,000,000Olympus Cable Holdings, LLC, Term Loan A, 6/30/10             4,959,820
1,133,333Telewest Communications Networks, Ltd., Term Loan B           1,132,601
866,667  Telewest Communications Networks, Ltd., Term Loan C
870,808
2,000,000UPC Broadband Holding B.V., Facility H2 Loan, 9/30/           2,021,718
1,994,962WideOpenWest Finance, LLC, Additional Term Loan B,            2,014,912
4,432,557WideOpenWest Finance, LLC, Term Loan B, 6/22/11               4,476,882
                                                             $      62,985,389
         Chemicals - 2.8%
3,228,311Celanese Holdings, LLC, Term B Dollar Loan, 4/6/11  $        3,290,860
3,000,000Gentek, Inc., Second Lien Term Loan, 2/28/12                  2,964,000
2,000,000Huntsman International, LLC, Term B Dollar Loan, 8/           2,029,376
875,824  Invista Canada Co., Tranche B-2 Term Loan, 4/29/11
890,603
2,018,674Invista S.A.R.L., Tranche B-1 Term Loan, 4/29/11              2,052,739
1,995,000PQ Corp. (fka Niagara Acquisition, Inc.), Term Loan           2,021,184
                                                             $      13,248,762
         Consumer - Durables - 1.4%
1,488,750Desa, LLC., Term Loan, 11/26/11                     $        1,462,697
4,000,000Fender Musical Instruments Corp., Second Lien Term            4,080,000
1,000,000IPC Acquisition Corp., Second Lien Term Loan, 8/5/1           1,027,500
                                                             $        6,570,197
         Consumer - Non-Durables - 5.7%
1,990,000American Safety Razor Co., First Lien Term Loan, 2/ $        2,014,875
997,500  Burts Bees, Inc., Term Loan, 3/29/11                          1,009,969
2,907,000Camelbak Products, LLC,  First Lien Term Loan, 8/4/           2,897,916
1,000,000Camelbak Products, LLC, Second Lien Term Loan, 2/4/
998,750
4,230,000CEI Holdings, Inc. (Cosmetic Essence), First Lien T           4,166,550
8,123,839DS Water Enterprises, L.P., Term Loan, 11/7/09                7,928,867
2,000,000MD Beauty, Inc., Second Lien Term Loan, 2/18/13               2,045,000
1,980,800Polaroid Corp., Second Lien Term Loan, 4/27/11                1,985,752
1,750,000Revlon Consumer Products Corp., Term Loan, 7/9/10             1,812,891
1,900,000Visant Corp. (fka Josten), Tranche C Term Loan, 10/           1,931,825
                                                             $      26,792,395
         Diversified Media - 4.1%
7,730,625ALM Media, Inc., First Lien Term Loan, 3/5/10       $        7,756,391
2,000,000F & W Publications, Inc., Second Lien Term Loan, 2/           2,050,000
5,000,000MGM Holdings II, Inc./LOC Acquisition Co., Tranche            5,068,750
997,500  North American Membership Group, Inc., Term Loan, 5           1,002,487
3,206,589Six Flags Theme Parks, Inc., Tranche B Term Loan, 6           3,244,334
                                                             $      19,121,962
         Energy - 7.9%
4,987,500ATP Oil & Gas Corp., Term Loan, 4/14/10             $        5,162,063
2,000,000Coffeyville Resources, LLC, Second Lien Term Loan,            2,060,000
1,995,000Complete Energy Services, Inc., Term Loan B, 2/8/12           1,999,987
1,000,000Energy Transfer Co., L.P., Term Loan B, 6/16/08               1,014,125
4,644,118Ferrell Companies, Inc., Term Loan, 12/17/11                  4,760,221
3,000,000Hawkeye Renewables, LLC, Term Loan, 1/31/12                   2,966,250
5,000,000Kerr-McGee Corp., Tranche B Term Loan, 5/24/11                5,032,815
2,000,000Kerr-McGee Corp., Tranche X Term Loan, 5/18/07                2,008,392
5,871,667Mainline, L.P., Term Loan, 12/17/11                           5,901,025
2,985,000NSG Holdings II, LLC, Initial Term Loan, 12/13/11             3,037,238
1,990,000Regency Gas Services, LLC, Additional Term Loan, 1/           1,999,950
1,000,000SemCrude, L.P., U.S. Term Loan, 3/16/11                       1,010,625
                                                             $      36,952,691

         Financial - 2.4%
975,000  ACI Billing Services, Inc., First Lien Term Loan, 4 $           979,875
997,500  ACI Billing Services, Inc., Second Lien Term Loan,            1,012,462
5,000,000American Wholesale Insurance Group, Inc., Second Li           5,000,000
2,000,000FleetCor Technologies Operating Co., LLC, Term Loan           2,010,000
2,000,000Outsourcing Solutions, Inc., Term Loan, 9/30/10               2,015,000
                                                             $      11,017,337

         Food & Drug - 3.0%
1,390,000Herbalife International, Inc., Term Loan, 12/21/10  $        1,409,113
4,974,874Jean Coutu Group (USA), Inc., Term Loan B, 7/30/11            5,057,273
1,000,000Sturm Foods, Inc., First Lien Term Loan, 5/26/11              1,007,500
4,500,000Sturm Foods, Inc., Second Lien Term Loan, 5/26/12             4,567,500
997,500  Vitaquest International, LLC., First Lien Term Loan
998,123
1,000,000Vitaquest International, LLC., Second Lien Term Loa
986,250
                                                             $      14,025,759

         Food & Tobacco - 6.4%
1,000,000AFC Enterprises, Inc., Tranche B Term Loan, 5/9/11  $        1,012,500
2,895,000Captain D's, LLC,  First Lien Term Loan, 12/27/10             2,949,281
2,000,000Captain D's, LLC,  Second Lien Term Loan, 6/27/11             2,007,500
3,980,000Carrols Corp., Term Loan B, 12/31/10                          4,045,503
2,396,608Commonwealth Brands, Inc., Incremental Term Loan, 8           2,441,545
600,000  Krispy Kreme Doughnut Corp., Second Lien Tranche A
604,500
2,394,000Krispy Kreme Doughnut Corp., Second Lien Tranche B            2,411,955
2,984,784Merisant Co., Tranche B Term Loan, 1/11/10                    2,947,475
2,000,000National Distributing Co., Inc., Second Lien Term L           2,005,000
3,000,000PBM Products, LLC, Term Loan B, 7/18/11                       3,007,500
4,448,750Pinnacle Foods Holding Corp., Term Loan, 11/25/10             4,505,752
2,000,000Real Mex Restaurants, Inc., Term Loan, 12/31/08               2,045,000
                                                             $      29,983,511
         Forest Products - 1.5%
1,500,000Berry Plastics Corp., Term Loan, 12/2/11            $        1,525,500
2,487,500Graham Packaging Co., L.P., Term Loan B, 10/7/11              2,530,514
2,984,887U.S. Can Corp., Term Loan B, 1/10/10                          2,999,811
                                                             $        7,055,825
         Gaming & Leisure - 12.0%
1,085,000BRE/ESA Mezz5 LLC, Mezzanine D Term Loan, 7/11/08   $        1,085,000
5,915,000BRE/Homestead Mezz4 LLC, Mezzanine D Term Loan, 7/1           5,915,000
1,700,000CCM Merger, Inc. (aka Motor City Casino), Term Loan           1,721,959
1,164,442CNL Hospitality Properties, Inc., Term Loan, 10/13/           1,167,353
3,000,000CNL Hotel Del Partners., L.P., First Mezzanine Loan           3,007,500
600,000  Fontainebleu Florida Hotel, LLC, Tranche A Term Loa
600,000
400,000  Fontainebleu Florida Hotel, LLC, Tranche B Term Loa
400,000
2,000,000Gala Group Finance Ltd., Facility B Loan, 2/11/13 (           3,618,032
2,000,000Gala Group Finance Ltd., Facility C Loan, 2/11/14 (           3,630,284
4,777,778Knowledge Learning Corp., Term Loan, 1/7/12                   4,813,611
2,000,000Movie Gallery, Inc., Term Loan B, 4/27/11                     2,011,608
6,880,859OpBiz, LLC, New Term Loan A, 8/31/10                          6,912,394
16,890   OpBiz, LLC, New Term Loan B, 8/31/10
16,968
1,259,259Playpower, Inc., Dollar Term Loan, 12/18/09                   1,275,000
5,000,000Resorts International Holdings, LLC, Second Lien Te           5,020,315
3,963,583Resorts International Holdings, LLC, Term Loan B, 4           4,014,118
1,000,000Trump Entertainment Resorts Holdings, L.P., Term Lo           1,017,500
3,980,000Universal City Development Partners, Ltd., Term Loa           4,041,360
6,000,000Wynn Las Vegas, LLC, Term Loan, 12/14/11                      6,083,436
                                                             $      56,351,438
         Healthcare - 10.7%
2,112,954Aircast, Inc., First Lien Term Loan, 12/7/10        $        2,134,084
5,427,724Alliance Imaging, Inc., Tranche C1 Term Loan, 12/29           5,503,485
975,260  Alpharma Operating Corp., Term Loan A, 10/5/07
975,260
2,985,000AMR HoldCo, Inc. EmCare HoldCo, Inc., Term Loan, 2/           3,034,441
3,000,000Davita, Inc., Tranche B Term Loan, 10/5/12                    3,046,668
5,000,000FHC Health Systems, Inc., Third Lien Term Loan, 2/9           5,100,000
3,038,708Hanger Orthopedic Group, Inc., Tranche B Term Loan,           3,095,683
1,975,000Healthcare Partners, Ltd., Term Loan, 3/2/11                  1,991,665
3,937,500HealthSouth Corp., Term Loan, 6/14/07                         3,978,107
1,062,500HealthSouth Corp., Tranche B LC Loan, 3/8/10                  1,073,458
3,984,471Insight Health Services Corp., Tranche B Term Loan,           4,001,903
2,493,750Reliant Pharmaceuticals, Inc., First Lien Term Loan           2,493,750
823,529  Rural/Metro Operating Company, LLC, LC Term Loan, 3
835,882
3,011,765Rural/Metro Operating Company, LLC, Term Loan, 3/4/           3,056,941
2,000,000Skilled Healthcare Group, Inc., First Lien Term Loa           2,038,334
3,000,000Skilled Healthcare Group, Inc., Second Lien Term Lo           3,097,500
2,000,000Triumph HealthCare Second Holdings, LLC, Second Lie           2,000,000
1,633,637Warner Chilcott Company, Inc., Tranche B Acquisitio           1,652,598
658,276  Warner Chilcott Corp., Tranche C Acquisition Date T
665,916
304,105  Warner Chilcott Holdings Co. III, Ltd., Tranche D A
307,635
                                                             $      50,083,310

         Housing - 9.5%
4,000,000Associated Materials, Inc., Term Loan, 8/29/10      $        4,035,000
3,878,621Atrium Companies, Inc., Term Loan, 12/28/11                   3,870,542
2,500,000BioMed Realty, L.P., Senior Secured Term Loan, 5/31           2,503,125
933,333  Builders FirstSource, Inc., Term Loan, 8/11/11
943,444
2,992,500Custom Building Products, Inc., First Lien Term Loa           3,016,814
1,000,000Custom Building Products, Inc., Second Lien Term Lo
994,375
2,966,837General Growth Properties, Inc., Tranche B Term Loa           3,005,281
3,698,078Lake at Las Vegas Joint Venture, First Lien Term Lo           3,752,625
1,866,467LNR Property Corp., Tranche Term Loan A, 2/3/08               1,867,633
5,879,820LNR Property Corp., Tranche Term Loan B, 2/3/08               5,944,392
3,412,500Propex Fabrics, Inc., Term Loan, 12/31/11                     3,421,031
2,000,000Trustreet Properties, Inc., Term Loan, 4/8/10                 2,018,750
5,000,000TWLDC Holdings, L.P., Mezzanine Loan, 11/30/07                5,075,000
4,000,000Woodlands Commercial Properties Co., L.P., Bridge L           4,025,000
                                                             $      44,473,012
         Information Technology - 7.8%
5,000,000AMKOR Technology, Inc., Second Lien Term Loan, 10/2 $        5,134,375
3,000,000Corel Corp., Second Lien Term Loan, 8/15/10                   3,037,500
3,860,968Data Transmissions Network Corp., Tranche B Term Lo           3,899,578
1,000,000Datatel, Inc., Second Lien Term Loan, 10/5/11                 1,010,000
2,000,000GXS Corp., Second Lien Term Loan, 12/20/11                    2,000,000
450,000  Infor Global Solutions European Finance S.a.r.l., F
455,063
1,125,000Infor Global Solutions European Finance S.a.r.l., S           1,137,656
550,000  Magellan Holdings, Inc., First Lien U.S. Term Loan,
556,188
1,875,000Magellan Holdings, Inc., Second Lien U.S. Term Loan           1,896,094
4,876,420ON Semiconductor Corp., Tranche G Term Loan, 12/15/           4,946,518
1,600,000RedPrairie Corp., Second Lien Term Loan, 5/23/09              1,608,000
7,000,000SunGard Data Systems, Inc. (aka Solar Capital Corp.           7,104,125
3,841,538Vertafore, First Lien Term Loan, 12/22/10                     3,884,756
                                                             $      36,669,853
         Manufacturing - 2.6%
2,493,750Maxim Crane Works, L.P., First Lien Term Loan, 1/28 $        2,537,391
1,000,000Maxim Crane Works, L.P., Second Lien Term Loan, 1/2           1,035,000
3,988,722Mueller Group, Inc., Initial Term Loan, 4/23/11               4,023,624
2,531,156Unifrax Corp., New Term Loan, 3/29/12                         2,567,542
2,000,000Wire Rope Corporation of America, Inc., Secured Ter           2,040,000
                                                             $      12,203,557
         Metals & Minerals - 3.2%
3,616,296Copperweld Corp., Term Loan, 12/17/11               $        3,611,776
3,482,500International Mill Service, Inc., First Lien Tranch           3,534,738
4,479,994Murray Energy Corp., Tranche Term Loan B, 1/28/10             4,505,194
3,491,250Trout Coal Holdings, LLC, First Lien Term Loan, 3/2           3,499,978
                                                             $      15,151,686
         Retail - 7.0%
9,000,000Blockbuster, Inc., Tranche B Term Loan, 8/20/11     $        8,820,432
4,975,000Dollarama Group, L.P., Term Loan B, 11/18/11                  5,049,625
3,979,956Harbor Freight Tools USA, Inc., Term Loan, 7/15/10            4,032,690
14,650,71Home Interiors & Gifts, Inc., Initial Term Loan, 3/         13,625,168
1,000,000MAPCO Express, Inc./MAPCO Family Centers, Inc., Ter           1,015,625
                                                             $      32,543,540
         Service - 2.4%
2,925,000Alliance Laundry Systems, LLC, Term Loan, 1/27/12   $        2,973,447
1,000,000Brand Services, Inc., Term B Loan, 1/15/12                    1,015,625
2,000,000ClientLogic Corp., Second Lien Term Loan, 9/3/12              2,023,750
931,818  Envirocare of Utah, LLC, New Term Loan, 4/13/10
948,707
3,001,169Headwaters, Inc., Term B1 Loan, 4/30/11                       3,043,687
1,000,000Survey Sampling International, LLC, Second Lien Ter           1,011,875
                                                             $      11,017,091
         Telecommunications - 12.5%
3,000,000Alaska Communications Systems Holdings, Inc., Term  $        3,043,749
3,980,000Cricket Communications, Inc. (aka Leap Wireless), T           4,033,233
2,500,000Iowa Telecommunications Services, Inc., Tranche B T           2,530,207
2,000,000Maritime Telecommunications Network, Inc., First Li           2,010,000
5,500,000Millennium Digital Media Systems, LLC, Facility C T           5,527,500
5,000,000PanAmSat Corp., Tranche B-1 Term Loan, 8/20/11                5,064,375
2,000,000Pine Tree Holdings, Inc. (aka Country Road Communic           2,035,000
         Tranche B Term Loan, 7/15/13
2,000,000Qwest Corp., Tranche A Term Loan, 6/30/07                     2,067,084
4,000,000Qwest Corp., Tranche B Term Loan, 6/30/10                     3,997,084
3,952,934RCN Corp., Term Loan, 12/21/11                                3,991,230
833,334  SatBirds Finance S.a.r.l., A-1 Facility Loan, 4/4/1           1,076,116
833,333  SatBirds Finance S.a.r.l., B-1 Facility Loan, 4/4/1           1,022,309
833,333  SatBirds Finance S.a.r.l., B-2 Facility Loan, 4/4/1           1,022,309
2,500,000SatBirds Finance S.a.r.l., Second Lien Term Loan, 1           3,078,458
3,990,000Telcordia Technologies, Inc., Term Loan, 9/15/12              3,990,000
2,216,667United Online, Inc., Term Loan, 12/13/08                      2,227,750
4,882,813WestCom Corp., Tranche B Term Loan, 12/17/10                  4,919,434
2,984,169WilTel Communications, LLC, First Lien Term Loan, 6           3,027,687
4,000,000WilTel Communications, LLC, Second Lien Term Loan,            3,970,000
                                                             $      58,633,525
         Transportation - 6.4%
4,885,000Affinia Group, Inc., Tranche B Term Loan, 11/30/11  $        4,910,954
2,505,034Carey International, Inc., Second Lien Term Loan, 0           2,517,559
5,750,000Delphi Corp., Term Loan, 6/14/11                              5,908,637
3,000,000Goodyear Dunlop Tires Europe B.V., Euro Term Loan,            3,717,209
5,000,000Goodyear Tire & Rubber Co., Third Lien Term Loan, 3           4,997,395
3,728,000Key Plastics LLC/Key Safety Systems, Inc., Term C L           3,690,720
875,000  Quality Distribution, Inc., PF Letters of Credit Lo
879,375
1,967,773Quality Distribution, Inc., Term Loan, 11/13/09               1,977,612
1,220,588SIRVA Worldwide, Inc., Tranche B Term Loan, 12/1/10           1,173,799
                                                             $      29,773,260
         Utility - 8.7%
6,000,000ANP Funding I, LLC, First Lien Tranche A Term Loan, $        6,090,750
3,915,916Basic Energy Services, First Lien Term B Loan, 10/3           3,945,285
2,799,747Cogentrix Delaware Holdings, Inc., Term Loan, 4/14/           2,835,911
1,658,536Covanta Energy Corp., First Lien Funded LC Loan, 6/           1,687,561
1,341,463Covanta Energy Corp., First Lien Term Loan, 6/24/12           1,364,939
1,983,936El Paso Corp., Term Loan, 11/23/09                            2,015,899
2,992,500KGEN, LLC, Tranche A Loan, 8/5/11                             2,985,019
1,017,090KGEN, LLC, Tranche B Loan, 8/5/11                             1,014,548
4,203,001LSP Kendall Energy, LLC, Project Loan, 11/22/06               4,117,189
1,556,449Pike Electric, Inc., Tranche C Term Loan, 12/10/12            1,575,904
2,438,876Quachita Power LLC, Term Loan, 8/17/07                        2,409,914
5,472,500Reliant Energy, Inc., Term Loan, 4/30/10                      5,528,506
1,496,250Texas Genco, LLC, Delayed Draw Term Loan, 12/14/11            1,521,382
3,482,500Texas Genco, LLC, Initial Term Loan, 12/14/11                 3,540,995
                                                             $      40,633,802
         Wireless Communication - 2.0%
1,984,887Centennial Cellular Operating Co., Term Loan, 2/9/1 $        2,018,914
1,000,000MetroPCS, Inc., First Lien Term Loan, 5/27/11                 1,036,250
4,000,000MetroPCS, Inc., Second Lien Term Loan, 5/27/12                4,182,500
2,000,000Ntelos, Inc., Second Lien Term Loan, 2/24/12                  2,005,000
                                                             $        9,242,664
          TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
         (Cost $653,332,785)                                 $    657,111,590

          CORPORATE NOTES - 7.5%  of Net Assets
         Broadcasting - 0.2%
1,000,000Paxson Communications Corp., Floating Rate Note, 1/ $        1,000,000

         Consumer Non-Durables - 1.3%
6,000,000Levi Strauss & Co., Floating Rate Note, 4/1/12      $        6,030,000

         Energy - 0.4%
2,000,000Secunda International Ltd., Floating Rate Note, 9/1 $        1,990,000

         Financial - 0.4%
2,000,000PCA LLC/PCA Finance Corp., 14.0%, 6/1/09 (144A)     $        2,000,000

         Food & Drug - 0.4%
2,000,000Duane Reade, Inc., 9.75%, 8/1/11                    $        1,580,000

         Forest Products - 0.9%
4,500,000Constar International, Inc., Floating Rate Note, 2/ $        4,320,000

         Gaming & Leisure - 0.7%
3,000,000Trump Entertainment Resorts, Inc., 8.5%, 6/1/15     $        3,000,000

         Healthcare - 0.4%
2,000,000Elan Finance PLC/Elan Finance ELN, Floating Rate No $        1,770,000

         Housing - 0.4%
2,000,000Builders FirstSource, Inc., Floating Rate Note, 2/1 $        2,010,000

         Retail - 0.6%
3,000,000Finlay Fine Jewelry Corp., 8.375%, 6/1/12           $        2,790,000

         Utility - 0.9%
4,000,000Calpine Construction Finance Co., L.P., Floating Ra $        4,180,000

         Wireless Communication - 0.9%
5,000,000Clearwire Corp., 11.00%, 8/15/10                    $        4,291,700

          TOTAL CORPORATE NOTES
         (Cost $35,444,021)                                  $      34,961,700

Shares
         WARRANTS - 0.1% of Net Assets
          Gaming & Leisure - 0.0%
13,873    OpBiz, LLC, Term A, Exp. 8/31/10**                 $             -
32        OpBiz, LLC, Term B, Exp. 8/31/10**                               -
                                                             $             -
         Wireless Communication - 0.1%
400,000  Clearwire Corp., Exp. 8/15/10**                     $           748,000

         TOTAL WARRANTS
Principal(Cost $0)                                           $           748,000
Amount
USD ($)  TEMPORARY CASH INVESTMENT - 4.3% of Net Assets
         Repurchase Agreement - 4.3%
20,000,000UBS Warburg, 3.40%, dated 8/31/05, repurchase price of $20,000,000
	plus accrued
     	interest on 9/1/05 collateralized by $20,659,000 U.S.
	Treasury Notes, 3/125%, 4/15/09				 $  20,000,000

         TOTAL TEMPORARY CASH INVESTMENT
         (Cost $20,000,000)                                  $      20,000,000

         TOTAL INVESTMENTS IN SECURITIES - 152.4%
         (Cost $708,776,806) (a)                             $    712,821,290
         OTHER ASSETS AND LIABILITIES - (2.3)%               $    (10,546,147)
         PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
         DIVIDENDS PAYABLE - (50.1)%                         $  (234,500,000)
         NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0 $    467,775,143

         NR  Security not rated by S&P or Moody's.

         * Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate generally (i) the lending rate offered by one or more major European banks, such as
         LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major
         United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.

         ** Non-income producing security.

         (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such sec

         (a) At August 31, 2005, the net unrealized gain on investments based on cost for federal income tax

           Aggregate gross unrealized gain for all investmen $        6,521,417
           Aggregate gross unrealized loss for all investmen        (2,494,859)
           Net unrealized gain                               $        4,026,558

         For financial reporting purposes net unrealized gain on investments was $4,054,484 and cost of invest

         For the period ended August 31, 2005, the Trust had unfunded loan commitments of $3,697,476, which wo
                                                            Unfunded
         Borrower                                           Commitment
         CCM Merger, Inc.                                    $           300,000
         Covanta Energy Corp.                                          1,000,000
         Cricket Communications, Inc.                                  1,000,000
         Trump Entertainment Resorts Holdings                          1,000,000
         Warner Chilcott Dovobet                                         66,246
         Warner Chilcott Donovex                                        331,230
                                                             $        3,697,476
         the option of the borrower, pursuant to the following loan agreements:

                                                            Unfunded
         Borrower                                           Commitment
         Advanced Medical Optics, Inc.                      $1,000,000
         Celanese Holdings, LLC                               766,428
         Cricket Communications, Inc.                       1,000,000
         LNR Property Corp.                                   133,533
         Norwesco, Inc.                                       488,729
         Warner Chilcott Dovobet                               66,246
         Warner Chilcott Donovex                              331,230
         Trump Entertainment Resorts Holdings               1,000,000
                                                            $4,786,166

         Glossary of Terms:
         DIP - Debtor-In-Possession
         LC - Letter of Credit







ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 31, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 31, 2005

* Print the name and title of each signing officer under his or her signature.